JPMorgan US Value Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan US Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 616
Expense Example, No Redemption, 3 Years	821
Expense Example, No Redemption, 5 Years	1,043
Expense Example, No Redemption, 10 Years	1,680
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	466
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,643
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	232
Expense Example, No Redemption, 5 Years	407
Expense Example, No Redemption, 10 Years	$ 914